Thrivent Core High Yield Bond Fund Expense Example - Thrivent Core High Yield Bond Fund - None	Oct. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 7
Expense Example, with Redemption, 3 Years	$ 23